Schedule for Fixed Income Securities at Amortized Cost, Gross Unrealized Gains and Losses and Fair Value (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 8,161,592	$ 8,284,148
Gross Unrealized Gains	315,090	110,983
Gross Unrealized Losses	(61,721)	(197,006)
Fair Value	8,414,961	8,198,125
Amortized Cost	8,152	5,100
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	8,152	5,100
Amortized Cost	8,169,744	8,289,248
Gross Unrealized Gains	315,090	110,983
Gross Unrealized Losses	(61,721)	(197,006)
Fair Value	8,423,113	8,203,225
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	416,639	508,635
Gross Unrealized Gains	5,322	7,681
Gross Unrealized Losses	(12,366)	(14,979)
Fair Value	409,595	501,337
Obligations of U.S. States and Political Subdivisions
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	741,343	702,415
Gross Unrealized Gains	37,908	15,936
Gross Unrealized Losses	(2,720)	(8,614)
Fair Value	776,531	709,737
Foreign government
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	24,242	31,009
Gross Unrealized Gains	234	303
Gross Unrealized Losses	(1,685)	(3,257)
Fair Value	22,791	28,055
All other corporate securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6,169,204	5,963,354
Gross Unrealized Gains	258,440	74,854
Gross Unrealized Losses	(37,898)	(151,382)
Fair Value	6,389,746	5,886,826
Asset-backed securities ("ABS")
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	478,329	512,486
Gross Unrealized Gains	5,289	5,370
Gross Unrealized Losses	(3,395)	(10,093)
Fair Value	480,223	507,763
Commercial mortgage-backed securities ("CMBS")
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	189,596	385,757
Gross Unrealized Gains	1,377	1,283
Gross Unrealized Losses	(3,148)	(5,778)
Fair Value	187,825	381,262
Residential mortgage-backed securities ("RMBS")
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	127,439	180,492
Gross Unrealized Gains	6,520	5,556
Gross Unrealized Losses	(509)	(2,903)
Fair Value	133,450	$ 183,145
Redeemable Preferred Stock
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	14,800
Fair Value	$ 14,800